VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 15.8%
Argentina : 0.6%
YPF SA Reg S
7.00%, 12/15/47 USD 140 $ 117,096
Underline
Cayman Islands : 2.2%
CK Hutchison Europe
Finance 21 Ltd. Reg S
1.00%, 11/02/33 EUR 191 171,481
EDO Sukuk Ltd. 144A
5.88%, 09/21/33 USD 86 90,724
Siam Commercial Bank PCL
Reg S
4.40%, 02/11/29 USD 130 129,957
392,162
China : 0.9%
Longfor Group Holdings Ltd.
Reg S
3.95%, 09/16/29 USD 218 163,493
Underline
Colombia : 1.2%
Ecopetrol SA
8.88%, 01/13/33 USD 197 211,377
Underline
Hong Kong : 3.5%
Franshion Brilliant Ltd. Reg S
4.25%, 07/23/29 USD 207 168,908
NWD MTN Ltd. Reg S
4.12%, 07/18/29 USD 230 174,405
RKPF Overseas 2020 A Ltd.
Reg S
5.12%, 01/26/30 USD 79 32,396
Shui On Development
Holding Ltd. Reg S
5.50%, 06/29/26 USD 66 54,554
Vanke Real Estate Hong
Kong Co. Ltd. Reg S
3.98%, 11/09/27 USD 308 207,577
637,840
India : 1.4%
Adani Renewable Energy RJ
Ltd. / Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62% (Term SOFR USD 3
Month+1.85%), 10/15/39 USD 151 129,431
Adani Renewable Energy RJ
Ltd. / Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra Reg S
4.62%, 10/15/39 USD 39 33,282
JSW Hydro Energy Ltd. Reg S
4.12%, 05/18/31 USD 103 94,471
257,184
Indonesia : 0.6%
Star Energy Geothermal
Wayang Windu Ltd. Reg S
6.75%, 04/24/33 USD 113 115,217
Underline
Luxembourg : 1.5%
Energean Israel Finance Ltd.
144A Reg S
Par
(000’s) Value
Luxembourg (continued)
5.38%, 03/30/28 USD 171 $ 154,213
Puma International
Financing SA 144A
7.75%, 04/25/29 † USD 107 110,130
264,343
Mauritius : 0.3%
HTA Group Ltd. 144A
7.50%, 06/04/29 † USD 22 22,440
India Clean Energy Holdings
144A
4.50%, 04/18/27 USD 16 15,190
India Clean Energy Holdings
Reg S
4.50%, 04/18/27 USD 23 21,836
59,466
Mexico : 0.0%
Corp. GEO SAB de CV Reg S
9.25%, 06/30/20 (d) * USD 120 1,050
Underline
Peru : 1.0%
Petroleos del Peru SA Reg S
4.75%, 06/19/32 USD 219 173,266
Underline
Qatar : 0.5%
QatarEnergy 144A
3.30%, 07/12/51 USD 110 82,642
Underline
Singapore : 0.2%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 USD 35 36,779
Underline
Spain : 1.3%
Instituto de Credito Oficial
Reg S
27.25%, 01/25/34 TRY 8,780 225,799
Underline
United States : 0.6%
AES Panama Generation
Holdings SRL Reg S
4.38%, 05/31/30 USD 122 110,393
Underline
Total Corporate Bonds
(Cost: $2,705,473) 2,848,107
GOVERNMENT OBLIGATIONS : 78.3%
Angola : 0.5%
Angolan Government
International Bond 144A
9.38% (Term SOFR USD 3
Month+1.85%), 05/08/48 † USD 103 87,395
Underline
Argentina : 1.1%
Argentine Republic
Government International
Bond
2.50%, 07/09/41 (s) USD 426 194,985
Underline
Bahamas : 0.6%
Bahamas Government
International Bond Reg S
6.00%, 11/21/28 USD 117 110,255
Underline

VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Barbados : 0.4%
Barbados Government
International Bond Reg S
6.50%, 10/01/29 USD 83 $ 79,887
Underline
Benin : 0.5%
Benin Government
International Bond 144A
7.96% (Term SOFR USD 3
Month+1.85%), 02/13/38 USD 85 84,489
Underline
Bolivia : 1.0%
Bolivian Government
International Bond Reg S
4.50%, 03/20/28 USD 301 172,052
Underline
Brazil : 5.3%
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/25 BRL 867 162,621
10.00%, 01/01/27 BRL 473 85,306
10.00%, 01/01/31 BRL 4,119 700,270
948,197
Cameroon : 0.4%
Republic of Cameroon
International Bond Reg S
9.50%, 11/19/25 USD 75 74,667
Underline
Chile : 3.0%
Bonos de la Tesoreria de la
Republica de Chile 144A
Reg S
5.00%, 10/01/28 CLP 160,000 182,112
Bonos de la Tesoreria de la
Republica en pesos 144A
Reg S
6.00%, 04/01/33 CLP 150,000 181,360
Chile Government
International Bond
3.25%, 09/21/71 USD 266 178,309
541,781
Colombia : 2.4%
Colombian TES
9.25%, 05/28/42 COP 832,000 174,549
13.25%, 02/09/33 COP 919,000 259,326
433,875
Costa Rica : 0.4%
Costa Rica Government
International Bond Reg S
6.12%, 02/19/31 USD 61 63,405
Underline
Czech Republic : 2.5%
Czech Republic Government
Bond
2.00%, 10/13/33 CZK 7,860 302,885
Czech Republic Government
Bond Reg S
1.00%, 06/26/26 CZK 1,300 55,102
2.40%, 09/17/25 CZK 2,070 90,542
448,529
Democratic Republic of the Congo : 1.7%
Congolese International
Bond Reg S
Par
(000’s) Value
Democratic Republic of the Congo
(continued)
6.00%, 06/30/29 (s) USD 349 $ 299,514
Underline
Dominican Republic : 0.5%
Dominican Republic
International Bond Reg S
6.60%, 06/01/36 USD 89 94,579
Underline
Ecuador : 2.5%
Ecuador Government
International Bond Reg S
2.50%, 07/31/40 (s) USD 133 69,069
3.50%, 07/31/35 (s) USD 492 280,888
6.00%, 07/31/30 (s) USD 141 102,910
452,867
El Salvador : 0.5%
El Salvador Government
International Bond 144A
0.25%, 04/17/30 USD 82 1,895
El Salvador Government
International Bond Reg S
7.63%, 02/01/41 USD 110 90,157
92,052
Guatemala : 0.3%
Guatemala Government
Bond Reg S
4.65%, 10/07/41 USD 71 58,879
Underline
Honduras : 0.1%
Honduras Government
International Bond Reg S
6.25%, 01/19/27 USD 22 21,346
Underline
Hungary : 1.8%
Hungary Government Bond
3.00%, 08/21/30 HUF 36,200 87,815
9.50%, 10/21/26 HUF 76,580 230,494
318,309
Indonesia : 5.0%
Indonesia Treasury Bond
6.38%, 04/15/32 IDR 4,359,000 287,015
6.62%, 02/15/34 IDR 2,730,000 182,935
7.00%, 09/15/30 IDR 1,886,000 128,852
7.12%, 06/15/43 IDR 4,432,000 303,612
902,414
Ivory Coast : 0.1%
Ivory Coast Government
International Bond Reg S
5.75%, 12/31/32 (s) USD 17 16,526
Underline
Jamaica : 0.1%
Jamaica Government
International Bond
7.62%, 07/09/25 USD 21 21,680
Underline
Kenya : 0.4%
Republic of Kenya
Government International
Bond 144A
6.30%, 01/23/34 USD 89 73,015
Underline
Malaysia : 5.4%
Malaysia Government Bond

Par
(000’s) Value
Malaysia (continued)
4.46%, 03/31/53 MYR 1,524 $ 386,388
4.70%, 10/15/42 MYR 1,116 294,138
4.89%, 06/08/38 MYR 1,063 284,722
965,248
Mexico : 7.3%
Mexican Bonos
5.50%, 03/04/27 MXN 6,770 316,994
5.75%, 03/05/26 MXN 4,520 217,960
7.75%, 11/13/42 MXN 7,940 336,760
8.00%, 11/07/47 MXN 6,390 274,751
8.00%, 07/31/53 MXN 3,950 168,260
1,314,725
Morocco : 0.3%
Morocco Government
International Bond Reg S
2.00%, 09/30/30 EUR 53 52,914
Underline
Nigeria : 1.4%
Nigeria Government
International Bond Reg S
8.25%, 09/28/51 USD 314 251,206
Underline
Oman : 0.1%
Oman Government
International Bond 144A
6.75%, 01/17/48 USD 12 13,022
Underline
Papua New Guinea : 0.5%
Papua New Guinea
Government International
Bond Reg S
8.38%, 10/04/28 USD 82 80,585
Underline
Paraguay : 0.6%
Paraguay Government
International Bond Reg S
5.40%, 03/30/50 USD 122 114,109
Underline
Peru : 1.9%
Peru Government Bond
5.40%, 08/12/34 PEN 200 50,725
Peru Government Bond
144A Reg S
7.60%, 08/12/39 PEN 993 292,120
342,845
Philippines : 2.8%
Philippine Government
International Bond
6.25%, 01/14/36 PHP 29,547 508,058
Underline
Poland : 2.9%
Republic of Poland
Government Bond
1.75%, 04/25/32 PLN 834 172,184
6.00%, 10/25/33 PLN 1,241 341,152
513,336
Qatar : 0.4%
Qatar Government
International Bond 144A
4.40%, 04/16/50 USD 86 80,008
Underline
Par
(000’s) Value
Romania : 1.1%
Romanian Government
International Bond Reg S
7.62%, 01/17/53 USD 178 $ 204,828
Underline
Saudi Arabia : 1.5%
Saudi Government
International Bond 144A
4.75%, 01/16/30 USD 256 261,925
5.00%, 01/18/53 USD 9 8,362
270,287
Senegal : 0.1%
Senegal Government
International Bond 144A
6.25%, 05/23/33 USD 20 17,269
Underline
Singapore : 0.3%
Singapore Government
Bond
3.38%, 09/01/33 SGD 71 58,590
Underline
South Africa : 7.1%
Republic of South Africa
Government Bond
9.00%, 01/31/40 ZAR 10,788 546,631
10.50%, 12/21/26 ZAR 9,233 561,543
Republic of South Africa
Government International
Bond
7.30%, 04/20/52 USD 170 169,344
1,277,518
South Korea : 1.0%
Korea Treasury Bond
4.12%, 12/10/33 KRW 212,000 177,346
Underline
Sri Lanka : 0.7%
Sri Lanka Government
International Bond Reg S
5.75%, 04/18/23 USD 127 70,086
5.88%, 07/25/22 USD 113 61,521
131,607
Suriname : 0.7%
Suriname Government
International Bond 144A
7.95%, 07/15/33 USD 113 109,619
9.00%, 12/31/50 USD 24 23,520
133,139
Thailand : 5.5%
Thailand Government Bond
3.39%, 06/17/37 THB 11,463 385,392
3.45%, 06/17/43 THB 17,687 595,529
980,921
Turkey : 1.3%
Turkiye Government Bond
31.08%, 11/08/28 TRY 7,622 229,122
Underline
Uganda : 0.5%
Republic of Uganda
Government Bonds
14.38%, 02/03/33 UGX 330,000 84,263
Underline

VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United Arab Emirates : 1.4%
UAE International
Government Bond 144A
2.88%, 10/19/41 USD 234 $ 181,048
4.95%, 07/07/52 USD 77 76,117
257,165
Uruguay : 0.4%
Uruguay Government
International Bond Reg S
8.50%, 03/15/28 UYU 3,421 80,396
Underline
Uzbekistan : 0.2%
Republic of Uzbekistan
International Bond Reg S
3.90%, 10/19/31 USD 40 34,232
Underline
Zambia : 1.8%
Zambia Government Bond
13.00%, 01/25/31 ZMW 8,834 221,004
13.00%, 12/27/31 ZMW 1,120 26,716
14.00%, 05/31/36 ZMW 2,735 58,930
Zambia Government Bond
Reg S
13.00%, 09/20/31 ZMW 315 7,630
314,280
Total Government Obligations
(Cost: $13,374,918) 14,077,717
Number
of Shares Value
MONEY MARKET FUND : 4.5%
(Cost: $807,918)
Invesco Treasury Portfolio -
Institutional Class 807,918 $ 807,918
Underline
Total Investments Before Collateral for
Securities Loaned: 98.6%
(Cost: $16,888,309) 17,733,742
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.1%
Money Market Fund: 2.1%
(Cost: $386,643)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 386,643 386,643
Total Investments: 100.7%
(Cost: $17,274,952) 18,120,385
Liabilities in excess of other assets: (0.7)% (133,977)
NET ASSETS: 100.0% $ 17,986,408
Definitions:
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
KRW Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar
SOFR Secured Overnight Financing Rate
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UGX Ugandan Shilling
UYU Uruguayan Peso
ZAR South African Rand
ZMW Zambian Kwacha
† Security fully or partially on loan. Total market value of securities on loan is $206,658.
* Non-income producing
(d) Security in default

(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,314,825, or 12.9% of net assets.